Trade and other receivables - Provision for Impairment of Receivables (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	£ 672
Allowance account for credit losses of financial assets, ending balance	741	£ 672
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance account for credit losses of financial assets, beginning balance	672	512
Exchange adjustments	31	(57)
Charge for the year, net of recoveries	167	326
Uncollectible amounts written off	(124)	(59)
Reclassification to held for sale (note 10)	(5)	(50)
Allowance account for credit losses of financial assets, ending balance	£ 741	£ 672